UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

January 31, 2008 (Unaudited)

REPURCHASE AGREEMENTS COLLATERALIZED
BY U.S. GOVERNMENT OBLIGATIONS 100.29%		Value	Collateral Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 1.50%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal National Mortgage Association Note, 6.38% due 6/15/09 with a repurchase amount of $2,000,083		$2,000,000	$2,040,866

Agreement with Bank of America and Bank of New York (Tri-party), 1.60%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.63% due 7/31/09 with a repurchase amount of $2,000,089		2,000,000	2,040,438

Agreement with Barclays and Bank of New York (Tri-party), 1.70%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Strips, due 5/15/17 with a repurchase amount of $2,000,094		2,000,000	2,040,000

Agreement with Bear Stearns Companies, Inc., 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Inflation Index Bond, 0.88% due 4/15/10 with a repurchase amount of $2,000,097		2,000,000	2,053,032

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Bill, due 2/21/08 with a repurchase amount of $2,000,097		2,000,000	2,040,834
.
Agreement with Deutsche Bank and Bank of New York (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 8.13% due 8/15/2019 with a repurchase amount of $2,000,097		2,000,000	2,040,730

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.25% due 11/15/14 with a repurchase amount of $2,000,097		2,000,000	2,043,764

Agreement with Fortis Financial Services and Bank of New York (Tri-party), 1.80%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.75% due 2/15/10 with a repurchase amount of $2,000,100		2,000,000	2,040,758

Agreement with Goldman Sachs and Bank of New York (Tri-party), 1.60%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Inflation Index Bond, 2.00% due 1/15/16 repurchase amount of $2,000,089		2,000,000	2,040,926

Agreement with Greenwich Capital Markets Inc., and J.P. Morgan Chase & Co. (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 5.00% due 5/15/37 with a repurchase amount of $2,000,097		2,000,000	2,044,761

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.13% due 5/15/15 with a repurchase amount of $2,000,097		2,000,000	2,041,047

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.88%, due 5/31/09 with a repurchase amount of $2,000,097		2,000,000	2,043,865

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party) 1.60%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Notes, 5.25-10.63% due 8/15/15-11/15/28 with a repurchase amount of $2,000,089		2,000,000	2,042,151

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.75%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Notes, 4.50-7.88% due 8/15/09-2/15/27 with a repurchase amount of $6,232,303		6,232,000	6,357,824

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 1.55%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 4.75% due 2/15/37 with a repurchase amount of $2,000,086		2,000,000	2,043,444

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 1.55%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 8.13% due 5/15/21 with a repurchase amount of $10,000,431		10,000,000	10,200,677

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 1.25%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal National Mortgage Association Note, 5.55% due 5/18/20 with a repurchase amount of $2,000,069		2,000,000	2,040,354

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 1.60%, dated 1/31/08 and maturing 2/1/08, collateralized by U.S. Treasury Note, 9.25% due 2/15/16 with a repurchase amount of $2,000,089		2,000,000	2,045,402

TOTAL REPURCHASE AGREEMENTS (Cost $48,232,000)		48,232,000	49,240,873

TOTAL INVESTMENTS (Cost $48,232,000)	100.29%	$48,232,000
Liabilities in Excess of Other Assets	-0.29%	(140,329)
NET ASSETS	100.00%	$48,091,671

Income Tax Information:

Total cost for federal income tax purposes - $48,232,000

See Notes to Statement of Investments.

STATEMENT OF INVESTMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

January 31, 2008 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 25.17%	Value
	Federal Home Loan Bank
$25,000,000	4.81%*, 2/20/08	$25,000,000
25,000,000	4.27%, 3/19/08 DN	24,860,730

	Federal Home Loan Mortgage Corporation
50,000,000	3.14%*, 2/26/08	49,974,505

	Federal National Mortgage Association
25,000,000	3.06%*, 4/23/08	24,995,023

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		124,830,258
(Cost $124,830,258)

REPURCHASE AGREEMENTS COLLATERALIZED
BY U.S. GOVERNMENT OBLIGATIONS 75.09%			Collateral Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 3.63% due 12/17/10 with a repurchase amount of $22,001,742		22,000,000	$22,444,771

Agreement with Bank of America and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal National Mortgage Association DN, due 9/26/08 with a repurchase amount of $22,001,742		22,000,000	22,440,937

Agreement with Barclays and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Mortgage Corp. Note, 5.00% due 6/11/09 with a repurchase amount of $22,001,742		22,000,000	22,440,515

Agreement with Bear Stearns Companies, Inc., 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 5.65% due 11/27/37 with a repurchase amount of $22,001,742		22,000,000	22,635,179

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Mortgage Corp. Note, 6.00% due 1/26/22 with a repurchase amount of $22,001,742		22,000,000	22,441,172

Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Mortgage Corp. Note, 5.00% due 2/11/19, Federal National Mortgage Association DN, due 4/30/08 and Federal National Mortgage Association Note, 5.05% due 2/7/11 with a repurchase amount of $110,008,708		110,000,000	112,200,778

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bonds, 5.00-5.83% due 10/2/09-9/30/13, Federal Home Loan Mortgage Corp. Notes, 4.75-5.00% due 1/16/09-3/5/09 and Federal National Mortgage Association Notes, 4.63-5.25% due 9/2/08-4/6/11 with a repurchase amount of $22,001,742		22,000,000	22,443,796

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party) 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bonds, 4.20-5.63% due 11/19/08-6/9/17 with a repurchase amount of $86,383,838		86,377,000	88,109,065

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party) 2.87%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal National Mortgage Association DN, due 7/2/08 and Resolution Funding Corp. Bond, 8.13% due 10/15/19 with a repurchase amount of $22,001,754		22,000,000	22,447,556

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 2.83%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Farm Credit Bank Bonds, 4.50-5.25% due 8/3/09-8/25/16 and Federal National Mortgage Association Note, 10.50% due 3/1/14 with a repurchase amount of $22,001,729		22,000,000	22,443,797

TOTAL REPURCHASE AGREEMENTS		372,377,000	380,047,566
(Cost $372,377,000)

TOTAL INVESTMENTS	100.26%	$497,207,258
(Cost $497,207,258)

Liabilities in Excess of Other Assets	-0.26%	(1,282,223)
NET ASSETS	100.00%	$495,925,035

*Floating rate security - rate disclosed as of January 31, 2008.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $497,207,258

See Notes to Statement of Investments.

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

January 31, 2008 (Unaudited)

Due Date	CORPORATE NOTES 6.29%		Principal Amount	Value
American Honda Finance
4/7/08	4.62	%*	$3,000,000	$3,000,000

Bank of America NA
2/1/08	3.18	%*	3,000,000	3,000,000

General Electric Capital Corp.
2/11/08	4.42	%*	3,000,000	3,000,475

TOTAL CORPORATE NOTES				9,000,475
(Cost $9,000,475)

REPURCHASE AGREEMENTS COLLATERALIZED
BY U.S. GOVERNMENT OBLIGATIONS 93.98%			Collateral Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collaterized by Federal National Mortgage Association Note, 6.38% due 6/15/09 with a repurchase amount of $6,000,475		6,000,000	$6,120,484

Agreement with Bank of America and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collaterized by Federal Home Loan Mortgage Corp. DN, due 2/8/08 with a repurchase amount of $6,000,475		6,000,000	6,120,326

Agreement with Barclays and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collaterized by Federal Farm Credit Bank Bond, 3.60% due 1/14/09 and Federal Home Loan Mortgage Corp. Note, 5.25% due 4/18/16 with a repurchase amount of 6,000,475		6,000,000	6,120,024

Agreement with Bear Stearns Companies, Inc., 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 5.65% due 11/27/37 with a repurchase amount of $6,000,475		6,000,000	6,174,182

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 4.38% due 9/17/10 with a repurchase amount of $6,000,475		6,000,000	6,120,281

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Mortgage Corp. Note, 5.25% due 4/10/19 with a repurchase amount of $6,000,475		6,000,000	6,124,947

Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collaterized by Federal National Mortgage Association Note, 5.15% due 3/8/12 with a repurchase of $30,002,375		30,000,000	30,600,734

Agreement with Goldman Sachs and Bank of New York (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Mortgage Corp. Note, 3.63% due 9/15/08 with a repurchase amount of $6,000,475		6,000,000	6,120,316

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 5.00% due 10/2/09 and Federal National Mortgage Association Notes, 5.55% due 2/16/17 with a repurchase amount of $6,000,475		6,000,000	6,123,551

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party), 2.80%, dated 1/31/07 and maturing 2/1/08, collateralized by Federal Farm Credit Bank Bond, 4.75% due 2/2/09, Federal Farm Credit Bank DN, due 2/1/08-5/28/08, Federal Home Loan Mortgage Corp. Notes, 3.50-5.38% due 4/1/08-2/16/17, Federal National Mortgage Association Notes, 2.88-6.13% due 2/22/08-4/11/22, Financing Corp. Note, 9.80% due 11/30/17 and Resolution Funding Corp. Bonds, 8.63-8.88% due 7/15/20-1/15/21 with a repurchase amount of $6,000,467		6,000,000	6,120,118

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 2.85%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank Bond, 5.25% due 1/14/09 with a repurchase amount of $26,572,103		26,570,000	27,101,725

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 2.60%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Home Loan Bank DN, due 2/27/08 with a repurchase amount of $6,000,433		6,000,000	6,122,117

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 2.87%, dated 1/31/08 and maturing 2/1/08, collaterized by U.S. Treasury Bond, 7.88% due 2/15/21 with a repurchase amount of $6,000,478		6,000,000	6,181,978

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 2.88%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal National Mortgage Association Note, 5.55% due 5/18/20 with a repurchase amount of $6,000,479		6,000,000	6,120,009

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 2.83%, dated 1/31/08 and maturing 2/1/08, collateralized by Federal Farm Credit Bank Bond, 5.25% due 8/3/09 with a repurchase amount of $6,000,472		6,000,000	6,123,735

TOTAL REPURCHASE AGREEMENTS		134,570,000	137,394,527
(Cost $134,570,000)

TOTAL INVESTMENTS	100.27%	$143,570,475
(Cost $143,570,475)

Liabilities in Excess of Other Assets	-0.27%	(386,143)
NET ASSETS	100.00%	$143,184,332

*Floating rate security - rate disclosed as of January 31, 2008.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $143,570,475

See Notes to Statement of Investments.

Listed Private Equity Fund

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS 96.32%
DIVERSIFIED 6.71%
Diversified Operations 6.71%
Wendel	85	$8,458
Wesfarmers, Ltd.	450	14,236
		22,694
TOTAL DIVERSIFIED		22,694

FINANCIAL 89.61%
Closed-End Funds 7.31%
Candover Investments PLC	450	18,389
Electra Private Equity PLC	200	6,324
		24,713
Diversified Financial Services 16.69%
Brait SA	4,400	11,407
Conversus Capital LP (1)	300	6,900
Fortress Investment Group LLC, Class A	700	10,367
Onex Corp.	450	13,531
The Blackstone Group LP	775	14,221
		56,426
Investment Companies 49.88%
American Capital Strategies, Ltd.	500	17,585
Ares Capital Corp.	475	6,640
Arques Industries AG	250	5,579
BlackRock Kelso Capital Corp.	550	8,206
Eurazeo	200	21,067
European Capital, Ltd.	1,600	14,046
Hercules Technology Growth Capital, Inc.	2,000	23,300
KKR Financial Holdings LLC	900	14,616
KKR Private Equity Investors LP	900	15,075
MCG Capital Corp.	1,450	19,111
Prospect Capital Corp.	1,000	14,480
Ratos AB, B Shares	350	8,912
		168,617
REITS 2.06%
CapitalSource, Inc.	425	6,974

Venture Capital 13.67%
3i Group PLC	1,250	23,291

JAFCO Co., Ltd.	500	17,866
Japan Asia Investment Co., Ltd.	1,000	5,059
		46,216
TOTAL FINANCIAL		302,946

TOTAL COMMON STOCKS
(Cost $340,750)		325,640

			MARKET
	INTEREST RATE	SHARES	VALUE
SHORT TERM INVESTMENTS 9.28%
MONEY MARKET MUTUAL FUND 9.28%
Dreyfus Cash Advantage Plus Fund (2)	4.032%	31,366	31,366

TOTAL MONEY MARKET MUTUAL FUND			31,366

TOTAL SHORT TERM INVESTMENTS
(Cost $31,366)			31,366

TOTAL INVESTMENTS 105.60%
(Cost $372,116)			$357,006

Liabilities In Excess Of Other Assets (5.60%)			(18,947)

NET ASSETS 100.00%			$338,059

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(1) Non-Income Producing Security.

(2) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Schedule of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

LISTED PRIVATE EQUITY FUND

NOTES T0 SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation:  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to the Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Fund.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements.  The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

Use of Estimates:  The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  The Fund normally pays dividends and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2.  Unrealized Appreciation and Depreciation on Investments

At January 31, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Listed
Private Equity Fund
Gross appreciation (excess of value over tax cost)	$8,687
Gross depreciation (excess of tax cost over value)	$(25,874)
Net unrealized appreciation	$(17,187)
Cost of investments for income tax purposes	$372,116

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Ex99.CERT.

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SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 28, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 28, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 28, 2008

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